Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Material related party transactions
Total revenues	¥ 1,069,413	$ 150,623	¥ 989,675	¥ 805,047
Sales and marketing expenses	(131,709)	(18,551)	(134,308)	(143,460)
Promotion and acquisition cost	(729,120)	(102,694)	(693,272)	(562,081)
Research and development expenses	(94,717)	(13,341)	(113,965)	(132,427)
Cost of operation	(66,874)	(9,419)	(83,995)	(88,049)
Big data and system-based risk management services (including revenues from related parties of RMB4,282, RMB4,803 and RMB2,136 for the years ended December 31, 2021, 2022 and 2023, respectively)
Material related party transactions
Total revenues	¥ 86,108	$ 12,128	¥ 96,917	¥ 130,408
Related Party D
Related party transactions
Percentage of preference shares owned	35.00%	35.00%	35.00%	35.00%
Related Party
Material related party transactions
Promotion and acquisition cost	¥ (368)		¥ (207)	¥ 0
Research and development expenses	(548)		(871)	(685)
Cost of operation	(1,069)		(386)	(883)
Related Party | Loans
Material related party transactions
Total revenues	1,134		903	488
Related Party | Big data and system-based risk management services (including revenues from related parties of RMB4,282, RMB4,803 and RMB2,136 for the years ended December 31, 2021, 2022 and 2023, respectively)
Material related party transactions
Total revenues	2,136		4,803	4,282
Related Party | RONG360 Inc.
Material related party transactions
Sales and marketing expenses				(124)
Promotion and acquisition cost	(368)		(207)
Research and development expenses	(548)		(871)	(685)
Material amount of due to or due from related parties
Amount due to	(6,907)		(7,642)
Related Party | RONG360 Inc. | Administrative expenses charged to related party
Material related party transactions
Transaction amount	6,000		6,000	2,000
Related Party | RONG360 Inc. | Loans
Material related party transactions
Total revenues	1,134		903	488
Related Party | RONG360 Inc. | Big data and system-based risk management services (including revenues from related parties of RMB4,282, RMB4,803 and RMB2,136 for the years ended December 31, 2021, 2022 and 2023, respectively)
Material related party transactions
Total revenues	2,136		4,803	4,282
Related Party | Related party B
Material amount of due to or due from related parties
Amount due to	(3,537)		(5,815)
Related Party | Related Party D | Cost of Customer Service Charged by Related Party
Material related party transactions
Cost of operation	(1,069)		(386)	¥ (883)
Related Party | Other related parties
Material amount of due to or due from related parties
Amount due to	¥ (24)
Amount due from			76
Unsettled balance arising from administrative service and collection handling service fee			¥ (76)